BUSINESS COMBINATIONS - Business Acquisitions Accounted for Using Purchase Method (Details) - USD ($) $ in Thousands							15 Months Ended
	Feb. 02, 2015	Jan. 16, 2015	Nov. 24, 2014	Nov. 13, 2014	Mar. 31, 2014	Mar. 14, 2014	Jun. 25, 2015	Dec. 26, 2015	Dec. 27, 2014	Mar. 28, 2014	Dec. 28, 2013
Business Acquisition [Line Items]
Goodwill								$ 180,990	$ 183,062		$ 160,146
Rapid Wood
Business Acquisition [Line Items]
Purchase price	$ 1,638
Intangible assets	789
Goodwill								789
Goodwill - Tax Deductible								789
Net tangible assets	849
Acquired entity, prior year sales	$ 2,300
Integra Packaging
Business Acquisition [Line Items]
Purchase price		$ 1,102
Percentage of stock purchase (in hundredths)		51.94%
Intangible assets		$ 1,406
Goodwill								854
Goodwill - Tax Deductible								0
Percentage of intangible assets acquired (in hundredths)		51.94%
Net tangible assets		$ 715
Percentage of tangible assets acquired (in hundredths)		51.94%
Acquired entity, prior year sales		$ 12,400
Integra Packaging | Parent Company
Business Acquisition [Line Items]
Intangible assets		730
Net tangible assets		$ 372
Bigs Packaging
Business Acquisition [Line Items]
Purchase price				$ 20,000
Earnout accrual				13,212
Noncompete Accrual				983
Intangible assets				25,294
Goodwill								18,214
Goodwill - Tax Deductible								12,082
Net tangible assets				8,901
Acquired entity, prior year sales				$ 50,000
Packnet
Business Acquisition [Line Items]
Purchase price			$ 7,506
Percentage of asset purchase (in hundredths)			80.00%
Intangible assets			$ 7,885
Goodwill								7,885
Goodwill - Tax Deductible								7,885
Percentage of intangible assets acquired (in hundredths)			80.00%
Net tangible assets			$ 1,498
Percentage of tangible assets acquired (in hundredths)			80.00%
Acquired entity, prior year sales			$ 9,000
Packnet | Parent Company
Business Acquisition [Line Items]
Intangible assets			6,308
Net tangible assets			$ 1,198
High Level
Business Acquisition [Line Items]
Purchase price					$ 2,944
Intangible assets					0
Net tangible assets					3,232
Acquired entity, prior year sales					$ 6,800
Upshur
Business Acquisition [Line Items]
Purchase price							$ 3,548
Intangible assets										$ 1,577
Goodwill								0
Goodwill - Tax Deductible								$ 0
Net tangible assets										$ 1,971
Acquired entity, prior year sales							$ 8,900
CSI
Business Acquisition [Line Items]
Purchase price						$ 2,417
Intangible assets						0
Net tangible assets						2,417
Acquired entity, prior year sales						$ 3,000